Loss Per Common Share (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Net loss attributable to common stockholders	$ (9,835,601)	$ (26,407,974)	[1]
Basic
Basic weighted average common shares outstanding	61,182,209	35,998,001
Diluted
Diluted weighted average common shares outstanding	61,182,209	35,998,001
Net loss per share:
Basic	$ (0.16)	$ (0.73)
Diluted	$ (0.16)	$ (0.73)

[1]	The above consolidated balance sheets present the Wecast Services Limited and Wide Angle Group Limited acquired from BT Capital Global Limited ("BT") on January 30 and January 31, 2017, respectively as if they had been owned by the Company since November 10, 2016 in accordance with ASC Subtopic 805-50 (See Note 5 "Acquisition")